LOANS AND RECEIVABLES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2017
Loans And Receivables From Customers
LOANS AND RECEIVABLES FROM CUSTOMERS

NOTE 10 LOANS AND RECEIVABLES FROM CUSTOMERS

a)        Loans and receivables from customers

As of December 31, 2017 and 2016, the composition of the loan portfolio was as follows:

	Gross Assets			Allowances for loan losses
	Normal Portfolio	Impaired Portfolio	Total	Individually Evaluated for impairment	Collectively evaluated for impairment	Total	Net carrying amount
As of December 31, 2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial Loans	10,345,995	770,081	11,116,076	263,552	117,666	381,218	10,734,858
Foreign trade loans	650,959	49,774	700,733	21,617	7,638	29,255	671,478
Current Account debtors	131,332	8,016	139,348	1,903	2,848	4,751	134,597
Factoring operations	140,375	363	140,738	270	93	363	140,375
Student loans	598,108	54,895	653,003	—	12,794	12,794	640,209
Leasing transactions (*)	851,882	88,907	940,789	10,445	6,837	17,282	923,507
Other loans and receivables	24,261	1,598	25,859	365	886	1,251	24,608
Subtotals	12,742,912	973,634	13,716,546	298,152	148,762	446,914	13,269,632
Mortgage loans:
Letter of credit loans	44,432	2,968	47,400	—	140	140	47,260
Endorsable mutual mortgage loans	127,153	8,766	135,919	—	1,816	1,816	134,103
Other mutual mortgage loans	3,507,384	153,516	3,660,900	—	23,736	23,736	3,637,164
Leasing transactions (*)	272,544	9,591	282,135	—	8,960	8,960	273,175
Other loans and receivables	24,231	2,168	26,399	—	367	367	26,032
Subtotals	3,975,744	177,009	4,152,753	—	35,019	35,019	4,117,734
Consumer loans:
Consumer loans	1,725,652	84,397	1,810,049	—	100,068	100,068	1,709,981
Current account debtors	193,325	14,176	207,501	—	11,840	11,840	195,661
Credit card	405,786	15,383	421,169	—	19,664	19,664	401,505
Consumer leasing transactions (*)	10,832	344	11,176	—	398	398	10,778
Other loans and receivables	60,651	2,760	63,411	—	4,624	4,624	58,787
Subtotals	2,396,246	117,060	2,513,306	—	136,594	136,594	2,376,712
Total	19,114,902	1,267,703	20,382,605	298,152	320,375	618,527	19,764,078

	Gross Assets			Allowances for loan losses
	Normal Portfolio	Impaired Portfolio	Total	Individually Evaluated for impairment	Collectively evaluated for impairment	Total	Net carrying amount
As of December 31, 2016	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial Loans	11,312,885	643,479	11,956,364	299,630	31,647	331,277	11,625,087
Foreign trade loans	682,188	71,956	754,144	33,068	284	33,352	720,792
Current Account debtors	127,694	6,007	133,701	3,967	3,738	7,705	125,996
Factoring operations	74,967	1,174	76,141	1,531	177	1,708	74,433
Student loans	583,777	26,538	610,315	—	12,369	12,369	597,946
Leasing transactions (*)	979,305	94,201	1,073,506	26,952	3,508	30,460	1,043,046
Other loans and receivables	26,926	3,374	30,300	910	1,147	2,057	28,243
Subtotals	13,787,742	846,729	14,634,471	366,058	52,870	418,928	14,215,543
Mortgage loans:
Letter of credit loans	55,199	2,509	57,708	—	119	119	57,589
Endorsable mutual mortgage loans	147,562	4,758	152,320	—	1,153	1,153	151,167
Other mutual mortgage loans	3,243,747	117,203	3,360,950	—	16,665	16,665	3,344,285
Leasing transactions (*)	280,765	7,564	288,329	—	5,245	5,245	283,084
Other loans and receivables	28,097	1,113	29,210	—	290	290	28,920
Subtotals	3,755,370	133,147	3,888,517	—	23,472	23,472	3,865,045
Consumer loans:
Consumer loans	1,715,059	70,945	1,786,004	—	82,031	82,031	1,703,973
Current account debtors	174,617	8,215	182,832	—	9,894	9,894	172,938
Credit card	403,394	11,509	414,903	—	18,389	18,389	396,514
Consumer leasing transactions (*)	16,760	331	17,091	—	572	572	16,519
Other loans and receivables	77,179	2,955	80,134	—	6,018	6,018	74,116
Subtotals	2,387,009	93,955	2,480,964	—	116,904	116,904	2,364,060
Total	19,930,121	1,073,831	21,003,952	366,058	193,246	559,304	20,444,648

(*) Lease transactions (commercial, mortgage and consumer) are presented net of allowance and total MCh$1,209,715 as of December 31, 2017 (MCh$1,342,649 as of December 31, 2016).

Guarantees taken by the Bank to secure collections reflected in its loan portfolios are collateral (urban and rural property, farm land, ships and aircraft, mining claims and other assets) and pledges (inventory, farm assets, industrial assets, plantings and other pledged assets). As of December 31, 2017 and 2016, the fair value of guarantees taken corresponds to 126.89% and 116.97% of the loans and receivables, respectively.

In the case of mortgage guarantees, as of December 31, 2017 and 2016, the fair value of the guarantees taken corresponds to 85.46% and 78.35% of the balance of these loans and receivables, respectively.

The Bank finances its customers’ asset purchases, both movable and real estate, through lease contracts that are included within loans and receivables from customers. As of December 31, 2017, MCh$306,931 corresponds to leases of movable assets (MCh$447,424 as of December 31, 2016) and MCh$927,168 to leases of real estate assets (MCh$931,502 as of December 31, 2016).

Where appropriate, we obtain collateral in respect of our loans and receivables from customers. The collateral normally takes the form of a mortgage (i.e., urban and rural properties, agricultural lands, maritime vessels and aircraft, mineral rights and other assets) and liens (i.e., inventories, agricultural goods, industrial goods, plantations and other property pledged as security) over the customer’s assets. The existence and amount of collateral generally varies from loan to loan, based on the credit-worthiness of the borrower.

We review collateral fair values by obtaining appraisals on impaired secured loans every 18 months and on normal secured loans every three years.

We monitor collateral values between appraisals on an ongoing basis in order to capture any unusual significant changes (i.e., improved conditions in the real estate industry, changes in overall economic conditions, etc.) in market-based evidence used in the appraisals. In the event that unusual significant changes occur between appraisals, the collateral values are reassessed and recalculated.

During 2017, the Bank received assets such as homes, apartments, commercial and agricultural lands, among others, with a fair value of MCh$7,227 (MCh$2,813 in 2016) through foreclosure or judicial proceedings.

b)        Portfolio characteristics

As of December 31, 2017 and 2016, the loan portfolio before allowances for loan losses by customer economic activity was as follows:

	Local loans		Foreign loans		Total		Distribution Percentage
	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	%	%
Commercial loans
Manufacturing	784,608	1,065,647	255,883	155,749	1,040,491	1,221,396	5.11	5.81
Mining	363,065	428,384	280,996	275,056	644,061	703,440	3.16	3.35
Electricity, gas and water	589,067	720,818	347,416	414,511	936,483	1,135,329	4.59	5.41
Agriculture and livestok	205,333	262,449	210,597	165,296	415,930	427,745	2.04	2.04
Forestry and wood extraction	22,975	28,853	15,832	6,494	38,807	35,347	0.19	0.17
Fishing	1,527	58,770	12,385	—	13,912	58,770	0.07	0.28
Transport	461,486	442,468	206,991	251,885	668,477	694,353	3.28	3.31
Comunications	29,296	31,712	65,143	48,448	94,439	80,160	0.46	0.38
Construction	1,368,057	1,359,125	270,063	265,669	1,638,120	1,624,794	8.04	7.74
Commerce	815,184	912,877	897,666	801,712	1,712,850	1,714,589	8.40	8.16
Services	2,616,171	2,869,113	1,164,562	1,418,260	3,780,733	4,287,373	18.55	20.41
Others	2,322,773	2,465,332	409,470	185,843	2,732,243	2,651,175	13.41	12.62
Subtotals	9,579,542	10,645,548	4,137,004	3,988,923	13,716,546	14,634,471	67.30	69.68
Mortgage loans	3,635,993	3,360,930	516,760	527,587	4,152,753	3,888,517	20.37	18.51
Consumer loans	1,544,062	1,353,422	969,244	1,127,542	2,513,306	2,480,964	12.33	11.81
Total	14,759,597	15,359,900	5,623,008	5,644,052	20,382,605	21,003,952	100.00	100.00

c)         Allowances for loans losses

The changes in allowances for loan losses during the periods ended December 31, 2017 and 2016 are summarized as follows:

		Individually evaluated for impairment	Collectively evaluated for impairment	Total
	Note	MCh$	MCh$	MCh$
Balances as January 1, 2017		366,058	193,246	559,304
Impaired portfolio write-offs:
Commercial loans		(69,702)	(39,648)	(109,350)
Mortgage loans		—	(8,303)	(8,303)
Consumer loans		—	(115,708)	(115,708)
Total write-offs		(69,702)	(163,659)	(233,361)
Established provision	27	338,701	480,567	819,268
Provision released	27	(302,504)	(169,801)	(472,305)
Application of provisions		(9,760)	—	(9,760)
Exchange rate differences		(24,641)	(19,978)	(44,619)
Balances as of December 31, 2017	10a)	298,152	320,375	618,527

		Individually evaluated for impairment	Collectively evaluated for impairment	Total
	Note	MCh$	MCh$	MCh$
Balances as January 1, 2016		50,914	44,665	95,579
Impaired portfolio write-offs:
Commercial loans		(61,460)	(24,184)	(85,644)
Mortgage loans		—	(8,157)	(8,157)
Consumer loans		—	(94,294)	(94,294)
Total write-offs		(61,460)	(126,635)	(188,095)
Established provision	27	387,737	286,297	674,034
Provision released	27	(251,582)	(153,212)	(404,794)
Integration Itaú Corpbanca		297,850	145,097	442,947
Application of provisions		(57,170)	(1,576)	(58,746)
Exchange rate differences		(231)	(1,390)	(1,621)
Balances as of December 31, 2016	10a)	366,058	193,246	559,304

d)        Portfolio sales

1.   As of December 31, 2017, 2016 and 2015, the Bank and its subsidiaries engaged in portfolio purchases and sales. The effect on income of these transactions as a whole does not exceed 5% of before-tax profit for the year, and is recorded within net gains from trading and investment income activities in the Consolidated Statement of Income for the period, disclosed in Note 25 “Net Trading and Investment Income” within “Other financial investments at fair value with effect on profit or loss.”

2.   As of December 31, 2017, 2016 and 2015, the Bank and its subsidiaries derecognized 100% of its sold portfolio, thus complying with the requirements of the accounting policy for derecognizing financial assets and liabilities in Note 1.2, letter u) of these annual Consolidated Financial Statements.

During 2017 and 2016, Itaú Corpbanca sold part of its portfolio of state-guaranteed loans and receivables (or “CAE” the Spanish acronym) acquired through a competitive bidding process for awards of the Financing Facility and Administration of Loans for Studies in Higher Education Law No. 20,027.The open bidding model for financial institutions, reflected in the respective databases, allows companies to sell a percentage of  state-guaranteed loans and receivables to third parties. On the portfolio sale, Itaú Corpbanca transferred substantially all the risks and benefits associated with this portfolio. The detail of loans and receivables sold is as follows:

		Carrying	Proceeds for	Gain (loss)
		Amount	sales	on sale (*)
	No. Of Loans	MCh$	MCh$	MCh$
As of December 31, 2017	60,675	118,027	147,725	29,910
As of December 31, 2016	72,780	142,636	175,707	33,871
As of December 31, 2015	23,662	46,405	60,324	14,639

(*) This amount is included under line item “Trading and investment income, net” in the Consolidated Statements of Income, disclosed in Note 25 Net Trading and Investment Income, line “Other financial investments at fair value with effect on profit or loss.”

The gain on the sale, excluding the effect of any provisions on these loans, is comprised of MCh$15.852 as of December 31, 2017 (MCh$18,332 in 2016, and MCh$9,533 in 2015), recognized in the Consolidated Statement of Income within net financial operating income, and the difference, amounting to MCh$14.058 as of December 31, 2017 (MCh$ 14,739 in 2016 and MCh$4,386 in 2015), is recorded in profit or loss based on its period of deferral at the effective tax rate, in accordance with IAS 39.

e)         Lease

The Bank’s scheduled cash flows to be received from finance lease contracts have the following maturities:

	Total receivable		Unearned income		Net lease receivable
	As of December 31,		As of December 31,		As of December 31,
	2017	2016	2017	2016	2017	2016
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Up to one month	29,846	30,896	3,677	1,782	26,169	29,114
More than a month to three months	32,672	38,246	2,857	3,561	29,815	34,685
More than three months up to one year	120,691	146,124	11,596	14,774	109,095	131,350
More than one year up to three years	262,576	291,393	33,717	39,983	228,859	251,410
More than three years up to six years	283,010	319,920	57,453	69,467	225,557	250,453
More than six years	1,062,625	1,199,476	448,020	517,562	614,605	681,914
Total (*)	1,791,420	2,026,055	557,320	647,129	1,234,100	1,378,926

(*) Includes:

	As of December 31,
	2017	2016
Leasing Transactions	MCh$	MCh$
Commercial	940,789	1,073,506
Mortgage	282,135	288,329
Consumer	11,176	17,091
Total	1,234,100	1,378,926